================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-8372

                           TRAVELERS SERIES FUND INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

          125 Broad Street, New York, NY                      10004
     ----------------------------------------               ----------
     (Address of principal executive offices)               (Zip code)

                             Robert I. Frenkel, Esq.
                        Smith Barney Fund Management LLC
                            300 First Stamford Place
                               Stamford, CT 06902
                     ---------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  OCTOBER 31
Date of reporting period: APRIL 30, 2004

================================================================================

ITEM 1.         REPORT TO STOCKHOLDERS.

        The Semi-Annual Report to Stockholders is filed herewith.

                          TRAVELERS SERIES FUND INC.

                                 SMITH BARNEY
                          AGGRESSIVE GROWTH PORTFOLIO

                                 SMITH BARNEY
                            MID CAP CORE PORTFOLIO

                     SEMI-ANNUAL REPORT  |  APRIL 30, 2004



         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

                                 WHAT'S INSIDE


Letter from the Chairman............  1

Schedules of Investments............  5

Statements of Assets and Liabilities 14

Statements of Operations............ 15

Statements of Changes in Net Assets. 16

Notes to Financial Statements....... 18

Financial Highlights................ 23

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken

R. JAY GERKEN, CFA
Chairman, President and Chief Executive Officer


Dear Shareholder,
Stock returns were mixed during the period. The broader market, as measured by the S&P 500 Index,/i/ posted modest gains due to strong corporate earnings, positive economic news and continued low interest rates. However, sluggish job growth, high-energy prices, and geopolitical concerns made many investors cautious about some sectors of the market. These conditions benefited some of the more defensive industries, such as consumer staples and utilities, and hampered some of last year's better-performing sectors, such as technology and materials. In general, value stocks outperformed growth stocks for the six-month period, while large-cap stocks generally outperformed small- and mid-cap stocks.

In recent months, the economy has shown clear signs of improvement. We've seen employment statistics finally beginning to accelerate and consumer spending has continued to be strong. The cyclical upswing seems to be gathering momentum and interest rates have bounced off the very low levels that were engendered by an accommodative Federal Reserve. The market has recently come under significant pressure as the fears of higher interest rates and a slowing economy in China have curbed investors enthusiasm for equities in spite of positive earnings surprises for the majority of companies.

Within this environment, the funds performed as follows on the next page:/1/

/1/The fund is an underlying investment option of various variable annuity products. A variable annuity product is a contract issued by an insurance company where the annuity premium (a set amount of dollars) is immediately turned into units of a portfolio of securities. Upon retirement, the policyholder is paid according to accumulated units whose dollar value varies according to the performance of the securities within the sub accounts. Its objective is to preserve, through investment, the purchasing value of the annuity, which otherwise is subject to erosion through inflation. The fund's performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges and surrender charges, which if reflected, would reduce the performance of the fund. Past performance is no guarantee of future results.

            1 Travelers Series Fund Inc. | 2004 Semi-Annual Report

                           PERFORMANCE OF THE FUNDS
                             AS OF APRIL 30, 2004

                                                        6 Months
Smith Barney Aggressive Growth Portfolio                  7.61%
Russell 3000 Growth Index                                 4.13%
Lipper Multi-Cap Growth Variable Funds Category Average   3.22%

Smith Barney Mid Cap Core Portfolio                       2.75%
S&P MidCap 400 Index                                      6.93%
Lipper Mid-Cap Growth Variable Funds Category Average     3.15%

   The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed, may be worth more or less than their original cost.

   The performance returns set forth above do not reflect the reduction of initial charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges and surrender charges, which if reflected, would reduce the performance of the funds.

   All index performance reflects no deduction for fees, expenses or taxes. The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The S&P MidCap 400 Index is a market-value weighted index which consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation. Please note that an investor cannot invest directly in an index.

   Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2004 and include the reinvestment of dividends and capital gains, if any. Returns were calculated among the 1,270 funds in the Lipper multi-cap growth variable funds category. Returns were calculated among the 1,000 funds in the Lipper mid-cap growth variable funds category.

Smith Barney Aggressive Growth Portfolio
For the six months ended April 30, 2004, the fund, returned 7.61%. The fund performed better than the fund's unmanaged benchmark, the Russell 3000 Growth Index,/ii/ which returned 4.13% for the same period. The fund also outperformed the Lipper multi-cap growth variable funds category average, which returned 3.22%./2/

The portfolio outperformed its benchmark index due largely to sector overweights and good stock selection in the healthcare and energy sectors, as well as a significant underweight and good stock selection in the poorly performing technology sector. In terms of individual holdings, the three biggest positive contributors to portfolio performance were all in the healthcare sector: biotechnology and biopharmaceutical firms Biogen Idec Inc. and ImClone Systems Inc., and specialty pharmaceutical producer Forest Laboratories,

/2/Lipper, Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the six-month period ended April 30, 2004, calculated among the 1,270 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any.

            2 Travelers Series Fund Inc. | 2004 Semi-Annual Report

Inc. While the portfolio's performance for the six-month period was quite strong, some holdings detracted from performance. Two of the three biggest detractors were holdings in the hard-hit technology sector -- memory chip producer SanDisk Corp. and computer hard drive manufacturer Maxtor Corp. -- while another major detractor was biopharmaceutical company Chiron Corp./iii/

Smith Barney Mid Cap Core Portfolio
For the six months ended April 30, 2004, the fund returned 2.75%. The fund underperformed the fund's unmanaged benchmark, the S&P MidCap 400 Index,/iv/ which returned 6.93% for the same period. The fund also lagged its Lipper mid-cap growth variable funds category average, which returned 3.15%./3/

The main reason for the underperformance was the fund's reluctance to invest in low-priced, high-volatility stocks. While these stocks appreciated strongly over the last six months, the fund generally avoided investing in them due to their high-risk nature. The fund focuses on stocks of higher-quality companies with good fundamentals and favorable long-term outlooks, which we believe offer better opportunities for long-term investors.

At the end of April, the sectors of the portfolio that were the most overweighted versus the benchmark were industrials, technology and materials. While we continue to emphasize these sectors, during the period we reduced the portfolio's weighting in technology, specifically in the hardware area, in favor of the industrial sector./v/

Our core philosophy continues to be based on investing in what we believe are leading companies across a broad cross section of sectors and industries. Our selection process focuses on companies that we perceive to have significant advantages and excellent competitive positions in the marketplace.

Information About Your Fund
In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.


/3/Lipper, Inc. is a major independent mutual-fund tracking organization.
   Returns are based on the six-month period ended April 30, 2004, calculated among the 1,000 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any.

            3 Travelers Series Fund Inc. | 2004 Semi-Annual Report

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

May 24, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.
Portfolio holdings and breakdowns are as of April 30, 2004 and are subject to change. Please refer to pages 5 through 13 for a list and percentage breakdown of each fund's holdings.
All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.
RISKS:
Smith Barney Aggressive Growth Portfolio: Keep in mind, the fund may invest a significant portion of its assets in small- and mid-cap companies which may be more volatile than an investment that focuses only on large-cap companies. Smith Barney Mid Cap Core Portfolio: Mid-cap stocks may be more volatile than large-cap stocks. Additionally, the fund's performance may be influenced by political, social and economic factors affecting investments in companies in foreign countries. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.

/i/The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
/ii/The Russell 3000 Growth Index measures the performance of those Russell
    3000 Index companies with higher price-to-book ratios and higher forecasted growth values.
/iii/Portfolio holdings and breakdowns are as of April 30, 2004 and are subject to change and may not be representative of the portfolio manager's current or future investments. The fund's top ten holdings as of this date were:
     Forest Laboratories, Inc. (5.37%); UnitedHealth Group Inc. (5.14%); Biogen Idec Inc. (5.10%); Lehman Brothers Holdings Inc. (4.94%); Anadarko Petroleum Corp. (4.90%); Chiron Corp. (4.17%); Amgen Inc. (4.09%); Comcast Corp. Special Class A Shares (4.08%); Genzyme Corp. (3.69%); Weatherford International Ltd. (3.63%). Please refer to pages 5 through 8 for a list and percentage breakdown of the fund's holdings.
 The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager's current or future investments. The fund's top five sector holdings as of April 30, 2004 were: Healthcare (37.8%); Consumer Discretionary (14.4%); Information Technology (11.3%); Energy (9.9%); Financials (9.7%). The fund's portfolio composition is subject to change at any time.
/iv/The S&P MidCap 400 Index is a market-value weighted index which consists of 400 domestic stocks chosen for market size, liquidity, and industry group representation.
/v/The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager's current or future investments. The fund's top five sector holdings as of April 30, 2004 were:
   Industrials (19.1%); Consumer Discretionary (18.3%); Information Technology (15.9%); Financials (15.2%); Healthcare (9.7%). The fund's portfolio composition is subject to change at any time.

            4 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED)                             APRIL 30, 2004

                   SMITH BARNEY AGGRESSIVE GROWTH PORTFOLIO

  SHARES                          SECURITY                           VALUE
------------------------------------------------------------------------------
COMMON STOCK -- 92.2%
COMMINGLED FUND -- 1.7%
Commingled Fund -- 1.7%
   370,000 Nasdaq-100 Index Tracking Stock                        $ 12,850,100
------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 14.2%
Media -- 14.1%
 1,068,275 Cablevision Systems Corp. -- NY Group, Class A Shares*   23,320,443
   114,842 Comcast Corp., Class A Shares*                            3,456,744
 1,072,160 Comcast Corp., Special Class A Shares*                   31,081,918
 1,561,400 Liberty Media Corp., Series A Shares*                    17,081,716
 1,350,367 Time Warner Inc.*                                        22,713,173
   274,699 Viacom Inc., Class B Shares                              10,617,117
    34,600 World Wrestling Entertainment, Inc.                         476,096
------------------------------------------------------------------------------
                                                                   108,747,207
------------------------------------------------------------------------------
Specialty Retail -- 0.1%
   100,000 Charming Shoppes, Inc.*                                     706,000
------------------------------------------------------------------------------
           TOTAL CONSUMER DISCRETIONARY                            109,453,207
------------------------------------------------------------------------------
ENERGY -- 9.8%
Energy Equipment & Services -- 5.0%
   165,800 Core Laboratories N.V.*                                   3,770,292
   453,150 Grant Prideco, Inc.*                                      6,910,538
   636,450 Weatherford International Ltd.*                          27,672,846
------------------------------------------------------------------------------
                                                                    38,353,676
------------------------------------------------------------------------------
Oil & Gas -- 4.8%
   695,800 Anadarko Petroleum Corp.                                 37,280,964
------------------------------------------------------------------------------
           TOTAL ENERGY                                             75,634,640
------------------------------------------------------------------------------
FINANCIALS -- 9.5%
Banks -- 1.3%
    33,000 Astoria Financial Corp.                                   1,135,860
   361,566 New York Community Bancorp, Inc.                          9,064,459
------------------------------------------------------------------------------
                                                                    10,200,319
------------------------------------------------------------------------------
Diversified Financials -- 8.2%
    72,725 CIT Group Inc.                                            2,499,558
   512,842 Lehman Brothers Holdings Inc.                            37,642,603
   429,400 Merrill Lynch & Co., Inc.                                23,286,362
     2,415 National Financial Partners Corp.                            75,469
------------------------------------------------------------------------------
                                                                    63,503,992
------------------------------------------------------------------------------
           TOTAL FINANCIALS                                         73,704,311
------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            5 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004


                   SMITH BARNEY AGGRESSIVE GROWTH PORTFOLIO

  SHARES                        SECURITY                         VALUE
--------------------------------------------------------------------------
HEALTHCARE -- 37.2%
Biotechnology -- 22.5%
     1,400 Albany Molecular Research, Inc.*                   $     22,708
   162,500 Alkermes, Inc.*                                       2,491,125
   553,745 Amgen Inc.*                                          31,159,231
   658,806 Biogen Idec Inc.*                                    38,869,554
   110,150 CancerVax Corp.*                                      1,153,271
   683,850 Chiron Corp.*                                        31,730,640
    43,200 Genentech, Inc.*                                      5,304,960
   645,168 Genzyme Corp.*                                       28,103,518
   310,775 ImClone Systems Inc.*                                20,784,632
   224,750 Isis Pharmaceuticals, Inc.*                           1,633,932
   663,905 Millennium Pharmaceuticals, Inc.*                     9,951,936
     2,300 Nabi Biopharmaceuticals *                                37,605
   173,000 Nanogen, Inc.*                                        1,012,050
       800 Tularik Inc.*                                            19,736
   229,400 Vertex Pharmaceuticals Inc.*                          1,982,016
--------------------------------------------------------------------------
                                                               174,256,914
--------------------------------------------------------------------------
Healthcare Equipment & Supplies -- 0.4%
    80,100 Biosite Inc.*                                         3,173,562
     5,400 Cygnus, Inc.*                                             1,836
--------------------------------------------------------------------------
                                                                 3,175,398
--------------------------------------------------------------------------
Healthcare Providers & Services -- 5.1%
   636,000 UnitedHealth Group Inc.                              39,101,280
--------------------------------------------------------------------------
Pharmaceuticals -- 9.2%
   633,800 Forest Laboratories, Inc.*                           40,867,424
   189,448 Johnson & Johnson                                    10,235,875
   541,666 King Pharmaceuticals, Inc.*                           9,343,739
    62,189 Pfizer Inc.                                           2,223,879
    34,288 Teva Pharmaceutical Industries Ltd., Sponsored ADR    2,110,769
   280,000 Valeant Pharmaceuticals International                 6,468,000
--------------------------------------------------------------------------
                                                                71,249,686
--------------------------------------------------------------------------
           TOTAL HEALTHCARE                                    287,783,278
--------------------------------------------------------------------------
INDUSTRIALS -- 6.0%
Aerospace & Defense -- 2.3%
   293,800 L-3 Communications Holdings, Inc.                    18,139,212
--------------------------------------------------------------------------
Industrial Conglomerates -- 2.9%
   812,412 Tyco International Ltd.                              22,300,709
--------------------------------------------------------------------------
Machinery -- 0.8%
   245,000 Pall Corp.                                            5,826,100
--------------------------------------------------------------------------
           TOTAL INDUSTRIALS                                    46,266,021
--------------------------------------------------------------------------

                      See Notes to Financial Statements.

            6 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004


                   SMITH BARNEY AGGRESSIVE GROWTH PORTFOLIO

  SHARES                 SECURITY                 VALUE
-----------------------------------------------------------
INFORMATION TECHNOLOGY -- 11.1%
Communications Equipment -- 3.1%
   161,100     C-COR.net Corp.*                $  1,462,788
    25,000     CEVA, Inc.*                          201,750
   115,000     DSP Group, Inc.*                   2,849,700
   760,000     Motorola, Inc.                    13,870,000
   384,325     Nokia Oyj, Sponsored ADR           5,384,393
----------------------------------------------------------
                                                 23,768,631
----------------------------------------------------------
Computers & Peripherals -- 1.5%
   759,076     Maxtor Corp.*                      4,941,585
   242,000     Quantum Corp.*                       757,460
   260,000     SanDisk Corp.*                     6,008,600
----------------------------------------------------------
                                                 11,707,645
----------------------------------------------------------
Electronic Equipment & Instruments -- 0.0%
    12,400     Excel Technology, Inc.*              419,616
----------------------------------------------------------
Semiconductor Equipment & Products -- 5.3%
   125,000     Cabot Microelectronics Corp.*      3,691,250
   229,000     Cirrus Logic, Inc.*                1,426,670
   115,000     Cree, Inc.*                        2,133,250
   297,334     Intel Corp.                        7,650,404
 1,279,300     Micron Technology, Inc.*          17,424,066
   470,000     RF Micro Devices, Inc.*            3,459,200
    10,300     Standard Microsystems Corp.*         245,552
   241,091     Teradyne, Inc.*                    4,913,435
----------------------------------------------------------
                                                 40,943,827
----------------------------------------------------------
Software -- 1.2%
    92,000     Advent Software, Inc.*             1,718,560
   100,000     Autodesk, Inc.                     3,350,000
    62,264     Microsoft Corp.                    1,616,996
   105,000     RSA Security Inc.*                 1,682,100
    75,000     Verity, Inc.*                        930,000
----------------------------------------------------------
                                                  9,297,656
----------------------------------------------------------
               TOTAL INFORMATION TECHNOLOGY      86,137,375
----------------------------------------------------------
TELECOMMUNICATION SERVICES -- 2.7%
Diversified Telecommunication Services -- 0.2%
    71,000     AT&T Corp.                         1,217,650
----------------------------------------------------------

                      See Notes to Financial Statements.

            7 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004


                   SMITH BARNEY AGGRESSIVE GROWTH PORTFOLIO

  SHARES                                   SECURITY                                   VALUE
-----------------------------------------------------------------------------------------------
Wireless Telecommunication Services -- 2.5%
  1,409,360 AT&T Wireless Services Inc.*                                           $ 19,463,262
-----------------------------------------------------------------------------------------------
            TOTAL TELECOMMUNICATION SERVICES                                         20,680,912
-----------------------------------------------------------------------------------------------
            TOTAL COMMON STOCK
            (Cost -- $734,779,942)                                                  712,509,844
-----------------------------------------------------------------------------------------------

   FACE
  AMOUNT                                   SECURITY                                   VALUE
-----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 7.8%
$60,314,000 Merrill Lynch, Pierce, Fenner & Smith Inc. dated 4/30/04, 1.020% due
             5/3/04; Proceeds at maturity -- $60,319,127; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 6.000% due
             5/3/04 to 4/30/19; Market value -- $61,520,644)
             (Cost -- $60,314,000)                                                   60,314,000
-----------------------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100.0%
            (Cost -- $795,093,942**)                                               $772,823,844
-----------------------------------------------------------------------------------------------

* Non income producing security.
** Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviation used in this schedule:
  ADR -- American Depositary Receipt

                      See Notes to Financial Statements.

            8 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004

                      SMITH BARNEY MID CAP CORE PORTFOLIO

  SHARES                    SECURITY                      VALUE
-------------------------------------------------------------------
COMMON STOCK -- 98.0%
CONSUMER DISCRETIONARY -- 18.4%
Hotels, Restaurants & Leisure -- 2.6%
    52,875 Boyd Gaming Corp.                           $  1,242,562
    18,075 CBRL Group, Inc.                                 678,716
    18,680 Landry's Restaurants, Inc.                       625,406
     2,825 Station Casinos, Inc.                            127,351
-------------------------------------------------------------------
                                                          2,674,035
-------------------------------------------------------------------
Household Durables -- 0.3%
    12,350 D.R. Horton, Inc.                                355,680
-------------------------------------------------------------------
Leisure Equipment & Products -- 2.1%
   113,740 Marvel Enterprises, Inc.*                      2,159,923
-------------------------------------------------------------------
Media -- 7.2%
    16,075 The E.W. Scripps Co., Class A Shares           1,696,716
    36,440 Emmis Communications Corp., Class A Shares*      852,696
    59,425 Harte-Hanks, Inc.                              1,423,823
    74,730 Imax Corp.*                                      371,333
    21,335 Meredith Corp.                                 1,086,805
     8,375 Pixar, Inc.*                                     572,012
     1,378 The Washington Post Co., Class B Shares        1,267,760
-------------------------------------------------------------------
                                                          7,271,145
-------------------------------------------------------------------
Specialty Retail -- 4.3%
    18,080 CDW Corp.                                      1,129,819
    52,980 PETsMART, Inc.                                 1,467,546
    19,075 The Sports Authority, Inc.*                      731,336
    31,925 Williams-Sonoma, Inc.*                         1,036,924
-------------------------------------------------------------------
                                                          4,365,625
-------------------------------------------------------------------
Textiles & Apparel -- 1.9%
    21,166 Carter's, Inc.*                                  638,155
    18,035 Coach, Inc.*                                     768,291
    32,900 Tommy Hilfiger Corp.*                            513,240
-------------------------------------------------------------------
                                                          1,919,686
-------------------------------------------------------------------
           TOTAL CONSUMER DISCRETIONARY                  18,746,094
-------------------------------------------------------------------
CONSUMER STAPLES -- 3.5%
Food Products -- 2.4%
    15,500 Dean Foods Co.*                                  520,490
    27,590 The Hain Celestial Group, Inc.*                  546,282
    43,330 Hormel Foods Corp.                             1,321,132
-------------------------------------------------------------------
                                                          2,387,904
-------------------------------------------------------------------

                      See Notes to Financial Statements.

            9 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004


                      SMITH BARNEY MID CAP CORE PORTFOLIO

             SHARES                SECURITY                 VALUE
           ----------------------------------------------------------
           Personal Products -- 1.1%
               24,612 Alberto-Culver Co., Class B Shares $  1,160,702
           ----------------------------------------------------------
                      TOTAL CONSUMER STAPLES                3,548,606
           ----------------------------------------------------------
           ENERGY -- 7.0%
           Energy Equipment & Services -- 4.0%
               26,750 GlobalSantaFe Corp.                     705,398
               24,680 Nabors Industries, Ltd.*              1,094,805
               16,830 Smith International, Inc.*              921,442
               29,550 Weatherford International Ltd.*       1,284,834
           ----------------------------------------------------------
                                                            4,006,479
           ----------------------------------------------------------
           Oil & Gas -- 3.0%
               29,355 Murphy Oil Corp.                      2,010,818
               20,360 Newfield Exploration Co.*             1,072,565
           ----------------------------------------------------------
                                                            3,083,383
           ----------------------------------------------------------
                      TOTAL ENERGY                          7,089,862
           ----------------------------------------------------------
           FINANCIALS -- 15.3%
           Banks -- 5.7%
               24,875 Banknorth Group, Inc.                   761,921
               18,790 Comerica Inc.                           970,128
               34,200 Investors Financial Services Corp.    1,329,354
               37,970 National Commerce Financial Corp.     1,009,622
               27,350 New York Community Bancorp, Inc.        685,664
               18,110 Zions Bancorp.                        1,023,577
           ----------------------------------------------------------
                                                            5,780,266
           ----------------------------------------------------------
           Diversified Financials -- 2.2%
               18,300 The Bear Stearns Cos. Inc.            1,466,562
               62,960 Providian Financial Corp.*              763,705
           ----------------------------------------------------------
                                                            2,230,267
           ----------------------------------------------------------
           Insurance -- 7.4%
               29,485 Ambac Financial Group, Inc.           2,034,465
                5,950 Everest Re Group, Ltd.                  506,821
               23,995 IPC Holdings, Ltd.                      883,016
               24,700 Lincoln National Corp.                1,108,536
               36,360 Old Republic International Corp.        844,279
               16,935 PartnerRe Ltd.                          970,376
               33,565 Willis Group Holdings Ltd.            1,218,745
           ----------------------------------------------------------
                                                            7,566,238
           ----------------------------------------------------------
                      TOTAL FINANCIALS                     15,576,771
           ----------------------------------------------------------

                      See Notes to Financial Statements.

            10 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004


                      SMITH BARNEY MID CAP CORE PORTFOLIO

      SHARES                       SECURITY                        VALUE
    ------------------------------------------------------------------------
    HEALTHCARE -- 9.8%
    Biotechnology -- 1.8%
        22,490 Gilead Sciences, Inc.*                           $  1,368,067
         6,625 OSI Pharmaceuticals, Inc.*                            488,859
    ------------------------------------------------------------------------
                                                                   1,856,926
    ------------------------------------------------------------------------
    Healthcare Equipment & Supplies -- 2.4%
        32,715 DENTSPLY International Inc.                         1,585,369
         9,675 Varian Medical Systems, Inc.*                         830,502
    ------------------------------------------------------------------------
                                                                   2,415,871
    ------------------------------------------------------------------------
    Healthcare Providers & Services -- 2.2%
        28,250 Sierra Health Services, Inc.*                       1,049,488
        27,450 Universal Health Services, Inc., Class B Shares*    1,205,055
    ------------------------------------------------------------------------
                                                                   2,254,543
    ------------------------------------------------------------------------
    Pharmaceuticals -- 3.4%
        50,710 Medicis Pharmaceutical Corp., Class A Shares        2,176,473
        50,570 NPS Pharmaceuticals, Inc.*                          1,266,778
    ------------------------------------------------------------------------
                                                                   3,443,251
    ------------------------------------------------------------------------
               TOTAL HEALTHCARE                                    9,970,591
    ------------------------------------------------------------------------
    INDUSTRIALS -- 19.2%
    Aerospace & Defense -- 1.4%
        24,545 Alliant Techsystems Inc.*                           1,455,273
    ------------------------------------------------------------------------
    Airlines -- 0.3%
        11,125 JetBlue Airways Corp.*                                307,940
    ------------------------------------------------------------------------
    Building Products -- 1.5%
        14,445 American Standard Cos. Inc.*                        1,519,470
    ------------------------------------------------------------------------
    Commercial Services & Supplies -- 4.0%
        68,925 Allied Waste Industries, Inc.*                        867,766
        22,530 DST Systems, Inc.*                                    994,699
        31,730 Manpower Inc.                                       1,488,137
        19,225 Sylvan Learning Systems, Inc.*                        677,681
    ------------------------------------------------------------------------
                                                                   4,028,283
    ------------------------------------------------------------------------
    Construction & Engineering -- 0.8%
        18,685 Jacobs Engineering Group Inc.*                        779,351
    ------------------------------------------------------------------------
    Electrical Equipment -- 1.2%
        36,505 Rockwell Automation, Inc.                           1,193,348
    ------------------------------------------------------------------------
    Industrial Conglomerates -- 1.3%
        21,815 Carlisle Cos. Inc.                                  1,292,539
    ------------------------------------------------------------------------


                      See Notes to Financial Statements.


            11 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004


                      SMITH BARNEY MID CAP CORE PORTFOLIO

  SHARES                    SECURITY                     VALUE
------------------------------------------------------------------
Machinery -- 4.3%
    19,455 Eaton Corp.                                $  1,155,238
    19,730 Kennametal Inc.                                 851,547
    21,955 Navistar International Corp.*                   991,268
    57,020 Pall Corp.                                    1,355,936
------------------------------------------------------------------
                                                         4,353,989
------------------------------------------------------------------
Road & Rail -- 2.9%
    36,635 C.H. Robinson Worldwide, Inc.                 1,503,500
    60,625 Heartland Express Inc.                        1,488,344
------------------------------------------------------------------
                                                         2,991,844
------------------------------------------------------------------
Trading Companies & Distributors -- 1.5%
    28,820 Fastenal Co.                                  1,581,353
------------------------------------------------------------------
           TOTAL INDUSTRIALS                            19,503,390
------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 16.0%
Communications Equipment -- 1.7%
    94,260 3Com Corp.*                                     580,642
    33,600 Avaya Inc.*                                     459,648
    89,600 JDS Uniphase Corp.*                             272,384
    20,500 Juniper Networks, Inc.*                         448,540
------------------------------------------------------------------
                                                         1,761,214
------------------------------------------------------------------
Computers & Peripherals -- 1.1%
    44,770 Electronics for Imaging, Inc.*                1,136,263
------------------------------------------------------------------
Electronic Equipment & Instruments -- 2.8%
    38,680 Celestica Inc., Subordinate Voting Shares*      679,994
    16,380 Diebold, Inc.                                   754,954
    48,525 Thermo Electron Corp.*                        1,416,930
------------------------------------------------------------------
                                                         2,851,878
------------------------------------------------------------------
Semiconductor Equipment & Products -- 3.1%
    21,865 Actel Corp.*                                    435,551
    26,850 Cymer, Inc.*                                    858,663
    98,665 Integrated Device Technology, Inc.*           1,327,044
    13,325 International Rectifier Corp.*                  528,203
------------------------------------------------------------------
                                                         3,149,461
------------------------------------------------------------------
Software -- 7.3%
    28,205 Amdocs Ltd.*                                    748,843
    24,675 BEA Systems, Inc.*                              281,542
    40,540 Mercury Interactive Corp.*                    1,724,977
   101,025 Quest Software, Inc.*                         1,136,531
    79,270 Siebel Systems, Inc.*                           814,896
    35,400 Synopsys, Inc.*                                 946,242
    33,800 THQ Inc.*                                       626,652

                      See Notes to Financial Statements.

            12 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2004


                      SMITH BARNEY MID CAP CORE PORTFOLIO

  SHARES                               SECURITY                                VALUE
----------------------------------------------------------------------------------------
Software -- 7.3% (continued)
    41,150 VERITAS Software Corp.*                                          $  1,097,470
----------------------------------------------------------------------------------------
                                                                               7,377,153
----------------------------------------------------------------------------------------
           TOTAL INFORMATION TECHNOLOGY                                       16,275,969
----------------------------------------------------------------------------------------
MATERIALS -- 5.9%
Chemicals -- 0.5%
     9,675 Minerals Technologies Inc.                                            567,439
----------------------------------------------------------------------------------------
Containers & Packaging -- 1.9%
   111,810 Smurfit-Stone Container Corp.*                                      1,922,014
----------------------------------------------------------------------------------------
Metals & Mining -- 1.8%
    23,895 Compass Minerals International, Inc.                                  391,878
    33,875 Glamis Gold Ltd.*                                                     487,800
    16,285 Inco Ltd.*                                                            468,194
    32,725 Placer Dome Inc.                                                      458,150
----------------------------------------------------------------------------------------
                                                                               1,806,022
----------------------------------------------------------------------------------------
Paper & Forest Products -- 1.7%
    41,695 Bowater Inc.                                                        1,749,105
----------------------------------------------------------------------------------------
           TOTAL MATERIALS                                                     6,044,580
----------------------------------------------------------------------------------------
UTILITIES -- 2.9%
Electric Utilities -- 0.8%
    25,710 Wisconsin Energy Corp.                                                807,294
----------------------------------------------------------------------------------------
Gas Utilities -- 0.9%
    46,725 Southern Union Co.*                                                   918,614
----------------------------------------------------------------------------------------
Water Utilities -- 1.2%
    59,321 Aqua America, Inc.                                                  1,213,114
----------------------------------------------------------------------------------------
           TOTAL UTILITIES                                                     2,939,022
----------------------------------------------------------------------------------------
           TOTAL COMMON STOCK
           (Cost -- $91,881,147)                                              99,694,885
----------------------------------------------------------------------------------------

   FACE
  AMOUNT                               SECURITY                                VALUE
----------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.0%
$2,004,000 UBS Securities LLC dated 4/30/04, 0.920% due 5/3/04; Proceeds at maturity -- $2,004,154; (Fully collateralized by U.S. Treasury
            Inflationary Index Notes, 3.000% due 7/15/12;
            Market value -- $2,044,093) (Cost -- $2,004,000)                   2,004,000
----------------------------------------------------------------------------------------
           TOTAL INVESTMENTS -- 100.0%
           (Cost -- $93,885,147**)                                          $101,698,885
----------------------------------------------------------------------------------------

* Non-income producing security.
** Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.

            13 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                 APRIL 30, 2004

                                                               Smith Barney    Smith Barney
                                                             Aggressive Growth Mid Cap Core
                                                                 Portfolio      Portfolio
--------------------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Cost -- $795,093,942 and
   $93,885,147, respectively)                                  $772,823,844    $101,698,885
  Cash                                                                  162             662
  Dividends and interest receivable                                 118,668          33,409
  Receivable for Fund shares sold                                    50,799          74,913
  Receivable for securities sold                                         --         737,361
  Prepaid expenses                                                      232             102
  Other receivables                                                  61,715           5,910
-------------------------------------------------------------------------------------------
  Total Assets                                                  773,055,420     102,551,242
-------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                               11,064,180         157,021
  Management fees payable                                           514,928          64,636
  Payable for Fund shares reacquired                                  3,486          15,345
  Accrued expenses                                                   38,453          16,849
-------------------------------------------------------------------------------------------
  Total Liabilities                                              11,621,047         253,851
-------------------------------------------------------------------------------------------
Total Net Assets                                               $761,434,373    $102,297,391
-------------------------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares                                  $        619    $         81
  Capital paid in excess of par value                           789,150,504      97,101,675
  Accumulated net investment loss                                (1,600,662)        (22,612)
  Accumulated net realized loss from investment
   transactions and futures contracts                            (3,845,990)     (2,595,491)
  Net unrealized appreciation (depreciation) of investments     (22,270,098)      7,813,738
-------------------------------------------------------------------------------------------
Total Net Assets                                               $761,434,373    $102,297,391
-------------------------------------------------------------------------------------------
Shares Outstanding                                               61,881,172       8,061,213
-------------------------------------------------------------------------------------------
Net Asset Value                                                      $12.30          $12.69
-------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            14 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 STATEMENTS OF OPERATIONS (UNAUDITED)

For the Six Months Ended April 30, 2004

                                                  Smith Barney    Smith Barney
                                                Aggressive Growth Mid Cap Core
                                                    Portfolio      Portfolio
  ----------------------------------------------------------------------------
  INVESTMENT INCOME:
    Interest                                      $    323,653    $    15,619
    Dividends                                        1,045,415        366,595
    Less: Foreign withholding tax                      (21,365)          (309)
  ----------------------------------------------------------------------------
    Total Investment Income                          1,347,703        381,905
  ----------------------------------------------------------------------------
  EXPENSES:
    Management fees (Note 2)                         2,873,950        365,581
    Shareholder communications                          22,312          4,814
    Custody                                             18,393         14,868
    Audit and legal                                     14,705         11,341
    Directors' fees                                     10,962          2,822
    Transfer agency services                             2,490          2,474
    Other                                                5,553          2,617
  ----------------------------------------------------------------------------
    Total Expenses                                   2,948,365        404,517
  ----------------------------------------------------------------------------
  Net Investment Loss                               (1,600,662)       (22,612)
  ----------------------------------------------------------------------------
  REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FUTURES CONTRACTS
  (NOTES 3 AND 5):
   Realized Gain From:
     Investment transactions                         2,311,847      6,286,828
     Futures contracts                                      --        101,477
  ----------------------------------------------------------------------------
    Net Realized Gain                                2,311,847      6,388,305
  ----------------------------------------------------------------------------
   Change in Net Unrealized Appreciation
   (Depreciation) of Investments:
     Beginning of period                           (68,823,293)    12,108,416
     End of period                                 (22,270,098)     7,813,738
  ----------------------------------------------------------------------------
    Change in Net Unrealized (Appreciation)
     Depreciation                                   46,553,195     (4,294,678)
  ----------------------------------------------------------------------------
  Net Gain on Investments and Futures Contracts     48,865,042      2,093,627
  ----------------------------------------------------------------------------
  Increase in Net Assets From Operations          $ 47,264,380    $ 2,071,015
  ----------------------------------------------------------------------------

                      See Notes to Financial Statements.

            15 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS


For the Six Months Ended April 30, 2004 (unaudited) and the Year Ended October 31, 2003

Smith Barney Aggressive Growth Portfolio                   2004           2003
-----------------------------------------------------------------------------------
OPERATIONS:
  Net investment loss                                  $ (1,600,662)  $ (2,399,272)
  Net realized gain (loss)                                2,311,847     (3,239,861)
  Decrease in net unrealized depreciation                46,553,195    117,888,578
---------------------------------------------------------------------------------
  Increase in Net Assets From Operations                 47,264,380    112,249,445
---------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sale of shares                       94,937,784    113,070,096
  Cost of shares reacquired                              (4,651,670)   (16,650,404)
---------------------------------------------------------------------------------
  Increase in Net Assets From Fund Share Transactions    90,286,114     96,419,692
---------------------------------------------------------------------------------
Increase in Net Assets                                  137,550,494    208,669,137
NET ASSETS:
  Beginning of period                                   623,883,879    415,214,742
---------------------------------------------------------------------------------
  End of period*                                       $761,434,373   $623,883,879
---------------------------------------------------------------------------------
* Includes accumulated net investment loss of:          $(1,600,662)            --
---------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            16 Travelers Series Fund Inc. | 2004 Semi-Annual Report

For the Six Months Ended April 30, 2004 (unaudited) and the Year Ended October 31, 2003

Smith Barney Mid Cap Core Portfolio                        2004             2003
------------------------------------------------------------------------------------
OPERATIONS:
  Net investment loss                                  $    (22,612)    $   (17,304)
  Net realized gain                                       6,388,305       2,012,052
  Increase (decrease) in net unrealized appreciation     (4,294,678)     12,637,664
--------------------------------------------------------------------------------
  Increase in Net Assets From Operations                  2,071,015      14,632,412
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sale of shares                       14,748,525      18,586,469
  Cost of shares reacquired                              (1,380,495)     (3,004,974)
--------------------------------------------------------------------------------
  Increase in Net Assets From Fund Share Transactions    13,368,030      15,581,495
--------------------------------------------------------------------------------
Increase in Net Assets                                   15,439,045      30,213,907
NET ASSETS:
  Beginning of period                                    86,858,346      56,644,439
--------------------------------------------------------------------------------
  End of period*                                       $102,297,391     $86,858,346
--------------------------------------------------------------------------------
* Includes accumulated net investment loss of:             $(22,612)             --
--------------------------------------------------------------------------------

                      See Notes to Financial Statements.

            17 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

The Smith Barney Aggressive Growth Portfolio and Smith Barney Mid Cap Core Portfolio ("Fund(s)") are separate diversified investment funds of the Travelers Series Fund Inc. ("Company"). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and consists of these Funds and thirteen other separate investment funds: Smith Barney Large Cap Value Portfolio, Strategic Equity Portfolio, Van Kampen Enterprise Portfolio, Smith Barney International All Cap Growth Portfolio, Travelers Managed Income Portfolio, Pioneer Strategic Income Portfolio, Salomon Brothers Strategic Total Return Bond Portfolio, Smith Barney High Income Portfolio, MFS Total Return Portfolio, Smith Barney Money Market Portfolio, AIM Capital Appreciation Portfolio, Smith Barney Large Capitalization Growth Portfolio and SB Adjustable Rate Income Portfolio. Shares of the Fund are offered only to insurance company separate accounts that fund certain variable annuity and variable life insurance contracts. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The following are significant accounting policies consistently followed by the Funds and are in conformity with generally accepted accounting principle ("GAAP"): (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices in the primary exchange on which they are traded; securities traded in the over-the-counter market and listed securities for which no sales prices were reported and U.S. government agencies and obligations are valued at the mean between the bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f) dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due

            18 Travelers Series Fund Inc. | 2004 Semi-Annual Report diligence; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; the Funds distribute dividends and capital gains, if any, at least annually; (h) gains or losses on the sale of securities are calculated by using the specific identification method; (i) the accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; (j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles; (k) the Funds intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Transactions with Affiliated Persons

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup") acts as investment manager of the Smith Barney Aggressive Growth Portfolio ("SBAG") and Smith Barney Mid Cap Core Portfolio ("SBMCC"). SBAG and SBMCC pay SBFM a management fee calculated at the annual rates of 0.80% and 0.75%, respectively, of the average daily net assets of each Fund. These fees are calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Funds' transfer agent and PFPC Inc. ("PFPC") acts as the Funds' sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six

            19 Travelers Series Fund Inc. | 2004 Semi-Annual Report months ended April 30, 2004, each Fund paid transfer agent fees of $2,500 to CTB.

For the six months ended April 30, 2004, Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, received brokerage commissions totaling $5,383.

Most of the officers and one Director of the Company are employees of Citigroup or its affiliates.

3. Investments

During the six months ended April 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

                                             SBAG        SBMCC
-----------------------------------------------------------------
Purchases                                $115,791,535 $70,072,518
----------------------------------------------------------------
Sales                                       9,146,362  55,250,060
----------------------------------------------------------------

At April 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                              SBAG         SBMCC
--------------------------------------------------------------------
Gross unrealized appreciation            $ 106,288,449  $11,272,885
Gross unrealized depreciation             (128,558,547)  (3,459,147)
-------------------------------------------------------------------
Net unrealized appreciation
 (depreciation)                          $ (22,270,098) $ 7,813,738
-------------------------------------------------------------------

4. Repurchase Agreements

When entering into repurchase agreements, it is the Funds' policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

            20 Travelers Series Fund Inc. | 2004 Semi-Annual Report

5. Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund's basis in the contract. The Funds enter into such contracts typically to hedge a portion of their portfolio. The Funds bear the market risk that arise from changes in the value of the financial instruments and securities indices.

At April 30, 2004, SBAG and SBMCC did not hold any futures contracts.

6. Capital Shares

At April 30, 2004, the Company had six billion shares of capital stock authorized with a par value of $0.00001 per share. Each share of a Fund represents an equal proportionate interest in that Fund with each other share of the same Fund and has an equal entitlement to any dividends and distributions made by the Fund.

Transactions in shares of each Fund were as follows:

                                            Six Months Ended    Year Ended
                                             April 30, 2004  October 31, 2003
   --------------------------------------------------------------------------
   Smith Barney Aggressive Growth Portfolio
   Shares sold                                 7,692,738        10,654,092
   Shares reacquired                            (375,280)       (1,773,901)
   --------------------------------------------------------------------------
   Net Increase                                7,317,458         8,880,191
   --------------------------------------------------------------------------
   Smith Barney Mid Cap Core Portfolio
   Shares sold                                 1,137,888         1,721,743
   Shares reacquired                            (107,396)         (298,046)
   --------------------------------------------------------------------------
   Net Increase                                1,030,492         1,423,697
   --------------------------------------------------------------------------

7. Additional Information

The Funds have received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Funds'

            21 Travelers Series Fund Inc. | 2004 Semi-Annual Report

Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

            22 Travelers Series Fund Inc. | 2004 Semi-Annual Report

 FINANCIAL HIGHLIGHTS


For a share of capital stock outstanding throughout the year ended October 31, unless otherwise noted:

Smith Barney
Aggressive Growth Portfolio          2004/(1)/    2003       2002       2001    2000/(2)(3)/
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                               $11.43      $ 9.09    $12.32     $15.03      $10.00
-------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment loss                  (0.03)      (0.04)    (0.05)     (0.05)      (0.03)
  Net realized and unrealized gain
   (loss)                               0.90        2.38     (3.18)     (2.66)       5.07
-------------------------------------------------------------------------------------------
Total Income (Loss) From Operations     0.87        2.34     (3.23)     (2.71)       5.04
-------------------------------------------------------------------------------------------
Less Distributions From:
  Capital                                 --          --        --         --       (0.01)
-------------------------------------------------------------------------------------------
Total Distributions                       --          --        --         --       (0.01)
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period        $12.30      $11.43    $ 9.09     $12.32      $15.03
-------------------------------------------------------------------------------------------
Total Return/(4)/                       7.61%++    25.74%   (26.22)%   (18.03)%     50.41%
-------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)    $761,434    $623,884  $415,215   $366,294    $164,553
-------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(5)/                         0.82%+      0.82%     0.83%      0.84%       0.99%
  Net investment loss                  (0.45)+     (0.49)    (0.50)     (0.40)      (0.21)
-------------------------------------------------------------------------------------------
Portfolio Turnover Rate                    1%          0%        9%         3%          0%
-------------------------------------------------------------------------------------------

(1) For the six months ended April 30, 2004 (unaudited).
(2) For the period November 1, 1999 (commencement of operations) to October 31, 2000.
(3) Per share amounts have been calculated using the monthly average shares method.
(4) Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected would reduce the total returns for all periods shown.
(5) As a result of a voluntary expense limitation, the expense ratio will not exceed 1.00%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

            23 Travelers Series Fund Inc. | 2004 Semi-Annual Report

For a share of capital stock outstanding throughout the year ended October 31, unless otherwise noted:

Smith Barney
Mid Cap Core Portfolio                2004/(1)/    2003      2002      2001    2000/(2)/
----------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                                $12.35     $10.10    $10.83    $14.22    $10.00
--------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)/(3)/     (0.00)*    (0.00)*   (0.02)     0.02      0.06
  Net realized and unrealized gain
   (loss)                                0.34       2.25     (0.70)    (3.36)     4.17
--------------------------------------------------------------------------------------
Total Income (Loss) From Operations      0.34       2.25     (0.72)    (3.34)     4.23
--------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                    --         --     (0.01)    (0.05)    (0.01)
--------------------------------------------------------------------------------------
Total Distributions                        --         --     (0.01)    (0.05)    (0.01)
--------------------------------------------------------------------------------------
Net Asset Value, End of Period         $12.69     $12.35    $10.10    $10.83    $14.22
--------------------------------------------------------------------------------------
Total Return/(4)/                        2.75%++   22.28%    (6.64)%  (23.56)%   42.36%
--------------------------------------------------------------------------------------
Net Assets, End of Period (000s)     $102,297    $86,858   $56,644   $34,376   $17,498
--------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(3)(5)/                       0.83%+     0.85%     0.90%     0.95%     0.95%
  Net investment income (loss)          (0.05)+    (0.03)    (0.10)     0.25      0.72
--------------------------------------------------------------------------------------
Portfolio Turnover Rate                    59%        98%       79%       45%       61%
--------------------------------------------------------------------------------------

(1) For the six months ended April 30, 2004 (unaudited).
(2) For the period November 1, 1999 (commencement of operations) to October 31, 2000.
(3) The manager agreed to waive a portion of its management fee for the year ended October 31, 2001 and the period ended October 31, 2000. If such fees were not waived, the per share decreases to net investment income and the actual expense ratios would have been as follows:

     Per Share Decreases to   Expense Ratios
     Net Investment Income  Without Fee Waivers
     ---------------------- -------------------
2001         $0.00*                0.96%
2000          0.04                 1.46

(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected would reduce the total returns for all periods shown.
(5) As a result of a voluntary expense limitation, the expense ratio will not exceed 0.95%.
* Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

            24 Travelers Series Fund Inc. | 2004 Semi-Annual Report

TRAVELERS SERIES
FUND INC.


         DIRECTORS                 INVESTMENT MANAGER
         Abraham E. Cohen          Smith Barney Fund Management LLC
         Robert A. Frankel
         Michael E. Gellert        CUSTODIAN
         R. Jay Gerken, CFA        State Street Bank and
          Chairman                  Trust Company
         Rainer Greeven
         Susan M. Heilbron         ANNUITY
                                   ADMINISTRATION
         OFFICERS                  Travelers Annuity Investor Services
         R. Jay Gerken, CFA        One Cityplace
         President and Chief       Hartford, CT 06103-3415
         Executive Officer

         Andrew B. Shoup
         Senior Vice President
         and Chief Administrative
         Officer

         Richard A. Freeman
         Vice President and
         Investment Officer

         Lawrence B. Weissman, CFA
         Vice President and
         Investment Officer

         Kaprel Ozsolak
         Controller

         Andrew Beagley
         Chief Anti-Money
         Laundering Compliance
         Officer

         Robert I. Frenkel
         Secretary and
         Chief Legal Officer

  Travelers Series Fund Inc.



  Smith Barney Aggressive Growth Portfolio

  Smith Barney Mid Cap Core Portfolio
  The Funds are separate investment funds of the Travelers Series Fund Inc., a Maryland corporation.



  A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Funds (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.



  This report is submitted for the general information of the shareholders of the Travelers Series Fund Inc. -- Smith Barney Aggressive Growth Portfolio and Smith Barney Mid Cap Core Portfolio.

  TRAVELERS SERIES FUND INC.
  125 Broad Street
  10th Floor, MF-2
  New York, New York 10004






 IN0896 6/04                                                             04-6792

ITEM 2.         CODE OF ETHICS.

                Not Applicable.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

                Not Applicable.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS.

                Not applicable.

ITEM 6.         [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

                (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

                (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10.        EXHIBITS.

                (a)     Not applicable.

                (b)     Attached hereto.

                Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

                Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

TRAVELERS SERIES FUND INC.


By:     /s/ R. Jay Gerken
        --------------------------------
        (R. Jay Gerken)
        Chief Executive Officer of
        Travelers Series Fund Inc.

Date:   July 6, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ R. Jay Gerken
        --------------------------------
        (R. Jay Gerken)
        Chief Executive Officer of
        Travelers Series Fund Inc.

Date:   July 6, 2004

By:     /s/ Andrew B. Shoup
        --------------------------------
        (Andrew B. Shoup)
        Chief Administrative Officer of
        Travelers Series Fund Inc.

Date:   July 6, 2004